Debt (Details) - Schedule of Fair Value of Derivative Liabilities	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule Of Fair Value Of Derivative Liabilities Abstract
Initial derivative expense	$ 154,991
Gain on change in fair value of derivative liabilities	(580,968)
Gain on change in fair value of derivative liabilities	$ (425,977)